Operating Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating Risk [Abstract]
Accounts receivable written off	$ 7	$ 17
Net provision for credit losses	(67)	76	$ (229)
Allowances for credit losses	$ 24	$ 98